Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2014